Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
EQ ADVISORS TRUSTSM
Multimanager Technology Portfolio
SUPPLEMENT DATED JANUARY 26, 2023, TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2022, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2022, as supplemented, of EQ Advisors Trust (the “Trust”). You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the documents at the Trust’s website at www.equitable-funds.com.
The purpose of this Supplement is to provide you with information about: (i) a new sub‑adviser to a portion of the Active Allocated Portion of the Multimanager Technology Portfolio (the “Portfolio”); and (ii) related changes to the Portfolio’s principal risks.
On December 15‑16, 2022, the Board of Trustees of the Trust (the “Board”) approved (i) the appointment of FIAM LLC (“FIAM”) as a sub‑adviser to a portion of the Active Allocated Portion of the Portfolio; and (ii) an amended and restated investment sub‑advisory agreement between Equitable Investment Management Group, LLC (“EIM” or the “Adviser”) and FIAM. In connection with the appointment of FIAM, the Board also approved (i) the appointment of FIL Investment Advisors (“FIA”) and its affiliate FIL Investment Advisors (UK) Limited (“FIA (UK)”) as sub‑sub‑adviser and sub‑sub‑sub‑adviser, respectively, with respect to the Active Allocated Portion of the Portfolio allocated to FIAM; (ii) a new investment sub‑sub‑advisory agreement between FIAM and FIA; and (iii) a new investment sub‑sub‑sub‑advisory agreement between FIA and FIA (UK). These agreements with respect to the Portfolio will become effective on or about February 10, 2023.
The following changes to the Summary Prospectus, Prospectus and SAI are effective on or about February 10, 2023:
The section of the Portfolio’s Summary Prospectus and Prospectus entitled “Investments, Risks, and Performance — Principal Risks” is amended to include the following “Currency Risk” as a sub‑category of “Foreign Securities Risk”:
Currency Risk: Investments that are denominated in or that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. In the case of hedging positions, there is the risk that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time.

Multimanager Technology Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
EQ ADVISORS TRUSTSM
Multimanager Technology Portfolio
SUPPLEMENT DATED JANUARY 26, 2023, TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2022, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2022, as supplemented, of EQ Advisors Trust (the “Trust”). You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the documents at the Trust’s website at www.equitable-funds.com.
The purpose of this Supplement is to provide you with information about: (i) a new sub‑adviser to a portion of the Active Allocated Portion of the Multimanager Technology Portfolio (the “Portfolio”); and (ii) related changes to the Portfolio’s principal risks.
On December 15‑16, 2022, the Board of Trustees of the Trust (the “Board”) approved (i) the appointment of FIAM LLC (“FIAM”) as a sub‑adviser to a portion of the Active Allocated Portion of the Portfolio; and (ii) an amended and restated investment sub‑advisory agreement between Equitable Investment Management Group, LLC (“EIM” or the “Adviser”) and FIAM. In connection with the appointment of FIAM, the Board also approved (i) the appointment of FIL Investment Advisors (“FIA”) and its affiliate FIL Investment Advisors (UK) Limited (“FIA (UK)”) as sub‑sub‑adviser and sub‑sub‑sub‑adviser, respectively, with respect to the Active Allocated Portion of the Portfolio allocated to FIAM; (ii) a new investment sub‑sub‑advisory agreement between FIAM and FIA; and (iii) a new investment sub‑sub‑sub‑advisory agreement between FIA and FIA (UK). These agreements with respect to the Portfolio will become effective on or about February 10, 2023.
The following changes to the Summary Prospectus, Prospectus and SAI are effective on or about February 10, 2023:
The section of the Portfolio’s Summary Prospectus and Prospectus entitled “Investments, Risks, and Performance — Principal Risks” is amended to include the following “Currency Risk” as a sub‑category of “Foreign Securities Risk”:
Currency Risk: Investments that are denominated in or that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. In the case of hedging positions, there is the risk that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time.